Intangible Assets (Details Narrative) - BigToken Inc [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill	$ 5,445,000	$ 5,445,000	$ 5,445,000
Goodwill, impairment loss